SEGMENT INFORMATION (Schedule of Interest Income and Interest Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Interest income earned	$ 464	$ 736	$ 808
Non-cash financial income	233	1,388	2,390
Inter-segment interest income
Total	697	2,124	3,198
Interest Expense
Interest on deferred consideration and licence fee			40
Interest on finance leases	947	39	42
Interest on tax audit settlement (Note 6)	1,000
Cash interest on exchangeable notes	3,996	4,352	4,600
Non-cash interest on exchangeable notes (Note 25)	639	689	723
Inter-segment interest expense
Total	6,582	5,080	5,405
Americas [Member]
Interest Income
Interest income earned	47	32	44
Non-cash financial income
Inter-segment interest income
Total	47	32	44
Interest Expense
Interest on deferred consideration and licence fee
Interest on finance leases	294	7
Interest on tax audit settlement (Note 6)
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 25)
Inter-segment interest expense	4,853	4,853	4,853
Total	5,147	4,860	4,853
Ireland [Member]
Interest Income
Interest income earned	417	704	764
Non-cash financial income	233	1,388	2,390
Inter-segment interest income
Total	650	2,092	3,154
Interest Expense
Interest on deferred consideration and licence fee			40
Interest on finance leases	653	32	42
Interest on tax audit settlement (Note 6)	1,000
Cash interest on exchangeable notes	3,996	4,352	4,600
Non-cash interest on exchangeable notes (Note 25)	639	689	723
Inter-segment interest expense
Total	6,288	5,073	5,405
Other Countries [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	4,853	4,853	4,853
Total	4,853	4,853	4,853
Interest Expense
Interest on deferred consideration and licence fee
Interest on finance leases
Interest on tax audit settlement (Note 6)
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 25)
Inter-segment interest expense
Total
Eliminations [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	(4,853)	(4,853)	(4,853)
Total	(4,853)	(4,853)	(4,853)
Interest Expense
Interest on deferred consideration and licence fee
Interest on finance leases
Interest on tax audit settlement (Note 6)
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 25)
Inter-segment interest expense	(4,853)	(4,853)	(4,853)
Total	$ (4,853)	$ (4,853)	$ (4,853)